Note 17 - Income Tax - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Net income (loss) before tax	€ (20,759)		€ 3,049		€ (48,385)
Statutory tax rate	31.00%		33.33%		33.33%
Income tax benefit / (expense) calculated at statutory tax rate	€ 6,435		€ (1,016)		€ 16,127
Differences in tax rates	137
Research tax credit	5,021		4,500		3,674
Provision for defined benefit obligations	(20)		(359)		(96)
Share-based compensation	(1,186)		(902)		(3,276)
Revenue from collaboration agreements	(5,251)		(1,830)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(5,136)		(214)		(16,800)
Carry-back			333
Other differences			(179)		371
Effective tax expense (a)			€ 333
Effective tax rate	0.00%		0.93%		0.00%
Deferred tax income / (loss) (b)					€ (368)
Income tax benefit / (expense) (a) + (b)		[1]	€ 333	[2]	€ (368)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.